Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations
Revenues, net of discounts	$ 357,608,311	$ 155,114,454
Cost of goods sold excluding fair value items	175,646,346	66,355,014
Incremental costs to acquire cannabis inventory in a business combination	43,863,688
Cost of goods sold	219,510,034	66,355,014
Gross profit	138,098,277	88,759,440
Operating expenses
General and administrative	136,744,916	69,583,293
Sales and marketing	7,699,986	2,150,536
Depreciation and amortization	1,997,185	829,745
Amortization on intangible assets	38,661,734	12,024,715
Acquisition expense	9,001,683	2,945,194
Total operating expenses	194,105,504	87,533,483
(Loss) income from operations	(56,007,227)	1,225,957
Share of loss on equity investments	(31,670)	(33,591)
Foreign exchange	(62,714)	(7,783)
Fair value gain (loss) on financial liabilities	83,759,057	(529,555)
Interest expense, net	(16,549,836)	(3,203,097)
Interest income	203,587	10,112
Other, net	997,263	19,971
Total other income (expense)	68,315,687	(3,743,943)
Income (Loss) before taxes	12,308,460	(2,517,986)
Income Taxes
Current tax provision	(45,820,250)	(21,770,590)
Deferred tax benefit (provision)	16,559,339	(316,873)
Total income taxes	(29,260,911)	(22,087,463)
Net loss	$ (16,952,451)	$ (24,605,449)
Basic earnings (loss) per share	$ (0.30)	$ (0.88)
Diluted earnings (loss) per share	$ (0.30)	$ (0.88)
Weighted average number of shares outstanding (basic)	57,329,350	27,892,441
Weighted average number of shares outstanding (diluted)	57,329,350	27,892,441